LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
LONG-TERM DEBT [Abstract]
Schedule of Long-Term Debt

At March 31, 2013 long-term debt consists of the following:

	March 31, 2013	December 31, 2012
Mortgage payable to PNC Bank, due in monthly installments of principal and interest through April 22, 2014. Interest is charged at 5.5% per annum. The loan is secured by the assets of the Company and guaranteed by the officers of the Company. An interest rate swap agreement is used to hedge the interest rate risk.	$765,484	$784,288
Equipment note payable maturing on September 28, 2015. Interest is charged at 3.9% and is secured by the assets of the Company and guaranteed by the officers of the Company.	184,468	201,960
Vehicle loan secured by the vehicle maturing on November 21, 2017. Interest is charged at 3.9%.	43,312	45,418
Less current portion	131,546	130,905
Long-term debt	$861,718	$900,761

At December 31 long-term debt consists of the following:

	2012	2011
Mortgage payable to PNC Bank, due in monthly installments of principal and interest through April 22, 2014. Interest is charged at 5.5% per annum. The loan is secured by the assets of the Company and guaranteed by the officers of the Company. An interest rate swap agreement is used to hedge the interest rate risk. (See Note 1).	$784,288	$832,842
Equipment note payable maturing on November 1, 2014. Interest is charged at 5.5% and is secured by certain assets of the Company and guaranteed by the officers of the Company.	0	300,184
Equipment note payable maturing on September 28, 2015. Interest is charged at 3.9% and is secured by the assets of the Company and guaranteed by the officers of the Company.	201,960	0
Vehicle loan secured by the vehicle maturing on November 21,2017. Interest is charged at 3.9% .	45,418	0
Less current portion	130,905	146,110
Long-term debt	$900,761	$986,916

Schedule of Maturities of Long-Term Debt

Principal payments due in each of the years subsequent to December 31, 2012 are as follows:

Year Ending December 31,	Amount

2013	130,905
2014	815,509
2015	66,489
2016	9,606
2017	9,157
Total	$1,031,666